[Letterhead of Paul, Hastings, Janofsky & Walker LLP]
(212) 318-6052
christophertafone@paulhastings.com

February 11, 2011	77355.00003
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Gabelli Global Multimedia Trust Inc. (the “Fund”) Registration Statement on Form N-2
Ladies and Gentlemen:
On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).
This filing is for the registration and issuance of shares of the Fund’s common stock, par value $0.001 per share (the “Common Stock”), pursuant to the exercise of rights to purchase the Common Stock to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement. To that end, it is proposed that the Registration Statement become effective on March 18, 2011, to accommodate the strict, yet necessary, timeframe in which to complete the Offer.
Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,
/s/ Christopher J. Tafone
Christopher J. Tafone
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures